Other reserves (Tables)	12 Months Ended
Mar. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Other reserves

	March 31, 2018 R’000	March 31, 2017 R’000

Opening balance	(4,370)	74,262
Foreign currency translation*	(60,576)	(80,879)
– Movement for the year — Gross	(60,339)	(80,820)
– Tax effect of movement	(237)	(59)
Share-based payments (notes 23 and 31.2)	14,833	2,247
– Transaction	9,000	2,247
– Excess tax benefit	5,833	—
Transaction with non-controlling interests**	(1,501)	—
Closing balance	(51,614)	(4,370)

Foreign currency translation*	42,226	102,802
Reserve on transaction with non-controlling interest**	(138,939)	(137,438)
Share-based payments	45,099	30,266
Closing balance	(51,614)	(4,370)

* The foreign currency translation reserve mainly results from the translation of the Group's foreign subsidiaries for which it is considered probable that temporary differences will not reverse in the foreseeable future. Refer to note 18 for details about deferred taxes recognized for related temporary differences.

** During fiscal 2008, the Group acquired a non-controlling equity interest held by a minority shareholder in one of its subsidiaries in exchange for a share consideration. R137.9 million (2017: R137.9 million) of the reserve represents the difference between the consideration paid and the Group’s share in the net asset value of the subsidiary acquired which has been recorded in equity. The reserve on transaction with non-controlling interests represented the transfer of Edge Gestao Empresarial Ltda's (“Edge”) share of the historical losses of MiX Telematics Servicos De Tlematria
E Rastremento De Veiculos Do Brazil Limitada (“MiX Brazil”) from distributable reserves to non-controlling interests.
R0.5 million, representing a reduction of the reserve, relates to the transaction with Edge in fiscal 2015, whereby Edge increased its non-controlling interest in MiX Brazil from 0.0025% to 5.0%. R1.5 million of the non-controlling interest relates to the acquisition of Edge's 5% interest in MiX Brazil by MiX Investments (Proprietary) Limited (“MiX Investments”)
during fiscal 2018 (note 20).